Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,930,000,000.00
Total Fee Amount	9,519,233.00
Total Offset Amount	0.00
Net Fee	$ 9,519,233.00
Offering Table N/A
Offset Table N/A	N/A